Stockholders' Equity and Stock-based Compensation (Details) - Schedule of options activity	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Schedule of options activity [Abstract]
Shares Available for Option Grants Under Plan, Outstanding Beginning Balance	14,243,904
Options Outstanding Under Plan, Outstanding Beginning Balance	29,358,286
Non-Plan Options, Outstanding Beginning Balance	545,454
Total Options, Outstanding Beginning Balance	29,903,740
Weighted- Average Exercise Price Per Share, Outstanding Beginning Balance (in Dollars per share) | $ / shares	$ 0.05
Weighted- Average Remaining Contractual Term (in years), Outstanding Beginning Balance	8 years 6 months
Aggregate Intrinsic Value, Outstanding Beginning Balance (in Dollars) | $	$ 130,563,848
Shares Available for Option Grants Under Plan, Vested exercised
Options Outstanding Under Plan, Vested exercised	(1,256,772)
Non-Plan Options, Vested exercised
Aggregate Intrinsic Value, Total Options, Vested exercised	(1,256,772)
Shares Available for Option Grants Under Plan, Forfeitures	7,040,549
Options Outstanding Under Plan, Forfeitures	(7,040,549)
Aggregate Intrinsic Value, Total Options, Forfeitures	(7,040,549)
Shares Available for Option Grants Under Plan, Outstanding Ending Balance	21,284,453
Options Outstanding Under Plan, Outstanding Ending Balance	21,060,965
Non-Plan Options, Outstanding Ending Balance	545,454
Total Options, Outstanding Ending Balance	21,606,419
Weighted- Average Exercise Price Per Share, Outstanding Ending Balance (in Dollars per share) | $ / shares	$ 0.06
Weighted- Average Remaining Contractual Term (in years), Outstanding Ending Balance	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding Ending Balance (in Dollars) | $	$ 52,835,067
Total Options, Exercisable	11,556,046
Weighted- Average Exercise Price Per Share, Exercisable (in Dollars per share) | $ / shares	$ 0.06
Weighted- Average Remaining Contractual Term (in years), Exercisable	5 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable (in Dollars) | $	$ 28,276,913
Total Options, Vested and expected to vest	21,606,419
Weighted- Average Exercise Price Per Share, Vested and expected to vest	0.06
Weighted- Average Remaining Contractual Term (in years), Vested and expected to vest	6 years 9 months 18 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars) | $	$ 52,835,067